REPOSITIONING AND OTHER (GAINS) CHARGES (Tables)	12 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Schedule of Repositioning And Other (Gains) Charges
A summary of net repositioning and other (gains) charges follows:

	Years Ended December 31,
	2025	2024	2023
Severance	$138	$136	$162
Asset impairments	11	22	41
Exit costs	61	63	132
Reserve adjustments	(57)	(97)	(56)
Total net repositioning charges	153	124	279
Asbestos-related charges and loss on asbestos liabilities divestiture, net of insurance and reimbursements[1]	214	61	534
Probable and reasonably estimable environmental liabilities, net of reimbursements	268	37	35
Gain on Resideo indemnification and reimbursement agreement termination[1]	(802)	—	—
Other charges	—	17	(4)
Total net repositioning and other (gains) charges	$(167)	$239	$844

1
Refer to Note 19 Commitments and Contingencies for further discussion of the 2025 asbestos liabilities divestiture transaction and gain related to the Resideo indemnification and reimbursement agreement termination.

Schedule of Pretax Distribution Of Total Net Repositioning And Other Charges
The following table summarizes the pre-tax distribution of total net repositioning and other (gains) charges by classification in the Consolidated Statement of Operations:

	Years Ended December 31,
	2025	2024	2023
Cost of products and services sold	$513	$109	$680
Selling, general and administrative expenses	122	113	163
Other (income) expense	(802)	17	1
Total net repositioning and other (gains) charges	$(167)	$239	$844

Schedule of Pretax Impact of Total Net Repositioning and Other (Gains) Charges by Segment
The following table summarizes the pre-tax amount of total net repositioning and other (gains) charges by reportable business segment. These amounts are excluded from segment profit as described in Note 22 Segment Financial Data:

	Years Ended December 31,
	2025	2024	2023
Aerospace Technologies	$(3)	$(3)	$23
Building Automation	41	25	58
Process Automation and Technology	1	3	3
Industrial Automation	84	75	143
Corporate and All Other	(290)	139	617
Total net repositioning and other (gains) charges	$(167)	$239	$844

Schedule of Total Repositioning Reserves
The following table summarizes the status of the Company's repositioning reserves, excluding amounts that are included in Liabilities held for sale in the Consolidated Balance Sheet:

	Severance Costs	Asset Impairments	Exit Costs	Total
Balance at December 31, 2022	$229	$—	$74	$303
Charges	162	41	132	335
Usage—cash	(170)	—	(110)	(280)
Usage—noncash	—	(36)	—	(36)
Divestitures	—	(4)	(5)	(9)
Adjustments	(42)	(1)	(13)	(56)
Foreign currency translation	6	—	13	19
Balance at December 31, 2023	185	—	91	276
Charges	136	22	63	221
Usage—cash	(92)	—	(97)	(189)
Usage—noncash	—	(6)	—	(6)
Adjustments	(41)	(16)	(40)	(97)
Foreign currency translation	—	—	(2)	(2)
Reclassifications to Liabilities held for sale	(14)	—	(8)	(22)
Balance at December 31, 2024	174	—	7	181
Charges	138	11	61	210
Usage—cash	(90)	—	(63)	(153)
Usage—noncash	—	(10)	—	(10)
Adjustments	(52)	(1)	(3)	(56)
Foreign currency translation	6	—	—	6
Reclassifications to Liabilities held for sale	(6)	—	—	(6)
Balance at December 31, 2025	$170	$—	$2	$172